Stock-Based Compensation - Summary of RSU and RSA Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of share, Vested		0	0
Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Nonvested at beginning of period (in shares)	124,932,207
Number of share, Granted	133,307,479
Number of share, Vested	(85,829,389)
Number of share, Forfeited	(4,088,345)
Number of shares, Nonvested at end of period (in shares)	168,321,952	124,932,207
Weighted average grant date fair value, Nonvested at beginning of period	$ 1.74
Weighted average grant date fair value, Granted	13.53
Weighted average grant date fair value, Vested	13.39
Weighted average grant date fair value, Forfeited	5.23
Weighted average grant date fair value, Nonvested at end of period	$ 13.58	$ 1.74
Restricted Stock Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Nonvested at beginning of period (in shares)	419,049
Number of share, Granted	0	0
Number of share, Vested	(236,427)
Number of share, Forfeited	0
Number of shares, Nonvested at end of period (in shares)	182,622	419,049
Weighted average grant date fair value, Nonvested at beginning of period	$ 1.99
Weighted average grant date fair value, Vested	1.99
Weighted average grant date fair value, Nonvested at end of period	$ 1.99	$ 1.99